Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Common Stock
Common stock as of December 31, 2018 and 2017, is as follows:

	Number of shares (in thousands)	Amount

Fixed capital	90,850	$441,786
Variable capital	406,859	1,978,444
	497,709	2,420,230
Effect of restatement		412,038
Total	497,709	$2,832,268

Schedule of Reconciliation of Number of Shares Outstanding
A reconciliation of the number of shares outstanding shows below:

	Thousands of shares
	2 0 1 8	2 0 1 7

Shares outstanding at beginning of year	494,047	497,586
(Repurchase) issuance of capital shares, net	(140)	(3,539)
Shares outstanding at year end	493,907	494,047